UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                March 31, 1999

Check here if Amendment ; Amendment Number:

This Amendment (Check only one.):       |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bessemer Securities LLC

Address:          630 Fifth Avenue     New York,     New York     10111

Form 13F File Number:   28-7250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John G. MacDonald

Title:            Senior Vice President

Phone:            212-708-9230

Signature, Place, and Date of Signing:

/s/ John G. MacDonald              New York, NY            14th day of May, 1999
------------------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          2

Form 13F Information Table Entry Total:                     2

Form 13F Information Table Value Total:                  $85,989
                                                         -------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.             Form 13F File Number            Name

1               28-356                          Bessemer Securities Corporation
2               28-7206                         Bessemer Ventures, Inc.


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                                                                       FORM 13F


                                                          BESSEMER SECURITIES LLC (28-7250)
----------------- -------------- --------------- ------------ -------------- -------------- ------------- --------------------------
                                                                                                                    Column 8
                                                 Column 4:      Column 5:                                            Voting
                                   Column 3:       Fair        Amount and                      Column 7             Authority
   Column 1:          Column 2:     CUSIP         Market         Type of       Column 6:        Other
Name of Issuer    Title of Class    Number         Value        Security      Investment       Managers
                                                                              Discretion
----------------- -------------- --------------- ------------ -------------- -------------- ------------- --------------------------
                                                                                                          Sole    Shared    None
----------------- -------------- --------------- ------------ -------------- -------------- ------------- --------------------------

CIENA Corporation      COM       171779101         68,131      2,899,194 SH     DEFINED           2                        2,899,194


Verisign Inc.          COM       92343E102         17,858        155,286 SH     DEFINED           2                          155,286







Additional Securities over which Bessemer Securities Corporation (28-356) exercises investment discretion are reported by Bessemer
Trust Company, N.A. (28-563).


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